Note 6 - Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accrued Liabilities [Table Text Block]
	2012	2011

Accrued executive severance	$542,269	$-
Accrued audit and tax preparation	102,600	75,516
Accrued legal professional fees	23,519	61,000
Accrued other	53,528	54,067
	$721,916	$190,583